BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 28,258	$ 15,816
Short-term Investments	200	28,083
Prepaid expenses and other current assets	2,750	2,178
Total current assets	31,208	46,077
Property and equipment, net	19	51
Intangible assets, net	94	108
Total assets	31,321	46,236
Current liabilities:
Accounts payable	3,279	2,604
Accrued expenses and other current liabilities	1,931	5,371
Total current liabilities	5,210	7,975
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value: 60,000,000 shares authorized at December 31, 2018 and December 31, 2017; 24,051,844 and 21,541,909 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively	24	22
Additional paid-in capital	626,142	599,876
Accumulated deficit	(600,055)	(561,637)
Total stockholders' equity	26,111	38,261
Total liabilities and stockholders' equity	$ 31,321	$ 46,236